Net Investment In Subleases	12 Months Ended
Dec. 31, 2022
Disclosure Of Net Investment In Subleases [Abstract]
Disclosure of Net Investment in Subleases Explanatory
14.
Net investment in subleases

	December 31, 2022	December 31, 2021
Balance, beginning of year	26,562	—
Acquisition (note 5(b))	—	23,801
Additions	1,408	3,951
Finance income	833	573
Rents recovered (payments made directly to landlords)	(4,141)	(1,713)
Dispositions and remeasurements	(1,343)	(50)
Balance, end of year	23,319	26,562

Current portion	3,701	3,991
Long-term	19,618	22,571

Net investment in subleases represent leased retail stores that have been subleased to certain franchise partners. These subleases are classified as a finance lease as the sublease terms are for the remaining term of the head lease.